Right-of-use Assets - Summary of Right-of-use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 121,731	€ 118,775
Additions	36,854	18,268	€ 37,557
Disposals	(3,076)	(3,458)
Depreciation	(33,000)	(32,638)
Impairment losses	(3,516)	(2,434)
Contract modifications	13,326	21,693
Net foreign exchange differences	(3,466)	1,525
Ending balance	128,853	121,731	118,775
Real Estates [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	121,002	117,830
Additions	36,352	17,762
Disposals	(3,059)	(3,309)
Depreciation	(32,477)	(32,065)
Impairment losses	(3,516)	(2,434)
Contract modifications	13,356	21,704
Net foreign exchange differences	(3,462)	1,514
Ending balance	128,196	121,002	117,830
Other [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	729	945
Additions	502	506
Disposals	(17)	(149)
Depreciation	(523)	(573)
Contract modifications	(30)	(11)
Net foreign exchange differences	(4)	11
Ending balance	€ 657	€ 729	€ 945